TREASURY STOCK (Narrative) (Details) (2012 Authorization, USD $)	0 Months Ended	12 Months Ended
	Oct. 23, 2012	Dec. 31, 2013
2012 Authorization
Accelerated Share Repurchases [Line Items]
2012 share repurchase date	Oct. 23, 2012
Stock repurchase program, authorized amount	$ 75,000,000
Amount available for share repurchase under this latest authorization		$ 75,000,000